Acquisitions	12 Months Ended
Sep. 30, 2023
Acquisitions [Abstract]
Acquisitions

3. Acquisitions

Acquisition of Ameri-Can

On November 24, 2021, the Company entered into: (i) a stock purchase agreement with Ameri-Can, and the holders (the “Sellers”) of shares of capital stock of Ameri-Can (the “Stock Purchase Agreement”), and (ii) a subscription agreement with Ameri-Can (the “Subscription Agreement”). Pursuant to the Stock Purchase Agreement and Subscription Agreement, the Company acquired 70% of the equity of Ameri-Can and 77.78% of the voting equity of Ameri-Can for an aggregate purchase price of: (i) $1,250,000 in cash and the issuance of 201,613 shares of Company common stock (the “Purchaser Shares”) to the Sellers at a share price of $6.20 with a value of $1,250,000; and (ii) $2,500,000 in cash to subscribe additional 900 common shares of Ameri-Can. Of the remaining 30% of the equity Ameri-Can, 10% is held by one Seller and represents non-voting and non-dilutable equity.

Ameri-Can’s primary asset is a convertible debt with Davis College, Inc., which operates Davis University (formerly Davis College) in Toledo, Ohio, pursuant to which Ameri-Can has the right to convert its convertible debt security into 100% of the shares of Davis College, Inc. prior to December 31, 2022.

The acquisition was accounted for as an asset acquisition during the year ended September 30, 2022. The table below sets forth the consideration paid and the allocation of the consideration to the assets and liabilities identified:

Consideration paid	US$
Share consideration	1,250,000
Cash consideration	3,750,000
Non-controlling interest fair value	2,142,860
Total	7,142,860

Assets acquired and liabilities assumed
Cash and cash equivalents	2,610,943
Long-term investment (loan receivable)	4,828,123
Total assets	7,439,066

Due to related parties	296,196
Total liabilities	296,196

Net assets acquired	7,142,860

Acquisition of RIL

On January 15, 2022, the Company through it is wholly owned subsidiary, HHI, entered into a share purchase agreement (the “Purchase Agreement”) with Canada EduGlobal Holdings Inc. (“EduGlobal Holdings”), through which HHI acquired 80% common shares (the “Shares”) of RIL from EduGlobal Holdings for a total consideration of C$1,000,000. RIL offers an International Undergraduate Pathways Program (iUPP) and an English for Academic Purposes Program (EAPP), which are articulated to Algoma University (AU). Both institutions of RIL and AU contribute their expertise in academic programming, marketing and recruitment, and student services to support those aspiring to pursue undergraduate studies at Algoma University.

The acquisition was accounted for as a business combination. The table below sets forth the consideration paid and the fair value of the assets acquired and liabilities assumed for the RIL acquisition as at January 15, 2022:

Consideration paid	C$	US$
Cash	1,000,000	808,538
Non-controlling interest fair value	250,000	202,135
Total	1,250,000	1,010,673

Assets acquired and liabilities assumed
Cash and cash equivalents	2,188	1,769
Property, plant and equipment	546	441
Right-of-use assets	709,283	573,483
Intangible assets	534,167	431,894
Goodwill	1,057,324	854,887
Total assets	2,303,508	1,862,474

Accounts payable	200,000	161,708
Lease liabilities	709,283	573,483
Deferred income tax liabilities	144,225	116,610
Total liabilities	1,053,508	851,801

Net assets acquired	1,250,000	1,010,673

In addition to the Purchase Agreement, HHI entered into a shareholder agreement (the “Shareholders Agreement”) and an option agreement (the “Option Agreement”) with EduGlobal Holdings concurrently on January 15, 2022. Pursuant to the Shareholder Agreement, HHI agreed to invest a total of C$3.0 million over a two-year period to RIL by way of capital contribution (the “Capital Contribution”). In the event that HHI breached its obligations to make the foregoing Capital Contribution, EduGlobal Holdings, pursuant to the Option Agreement, had the option to repurchase the Shares for an aggregate price of C$100. In addition, according to the Option Agreement, on the three-year anniversary of the agreement, if RIL had not achieved certain financial and student enrollment metrics, HHI had the right to sell the Shares back to EduGlobal Holdings for an amount equal to C$1.0 million plus the sum of the Capital Contribution made, up to an additional C$3.0 million.

On March 31, 2023, HHI and EduGlobal Holdings entered into a new share purchase and sale agreement (the “2023 Purchase Agreement”) pursuant to which HHI acquired the remaining 20% of the issued and outstanding shares of RIL from EduGlobal Holdings for a purchase price of US$187,505 (C$250,000). In connection with the 2023 Purchase Agreement, the parties terminated the Shareholders Agreement and Option Agreement. In connection with the original Purchase Agreement, RIL entered into a three-year employment contract with the principal of EduGlobal Holdings to serve as chief executive officer of RIL at an annual salary of C$200,000. As part of the 2023 Purchase Agreement, the foregoing employment agreement was terminated and RIL paid severance of C$100,000, plus earned and carried forward vacation pay during the employment and the vacation pay to be accrued for additional six months to the principal of EduGlobal Holdings.

The acquisition of the additional 20% of RIL is treated as an equity transaction since the Company had control over RIL before the acquisition already. The acquisition of the additional 20% ownership did not change the existing control relationship between the Company and RIL. This equity transaction resulted in a decrease of $208,321 to additional paid-in-capital and an increase of $20,817 to non-controlling interest.

Acquisition of DC

On December 1, 2022, the Company exercised its right and converted its convertible debt security into 100% of the shares of DC. Refer to “Acquisition of Ameri-Can” above for details.

The acquisition was accounted for as a business combination. The table below sets forth the consideration paid and the fair value of the assets acquired and liabilities assumed for the DC acquisition as at December 1, 2022:

Consideration paid	US$
Carrying value of convertible debt (Note 7)	5,603,529
Total	5,603,529

Assets acquired and liabilities assumed
Cash and cash equivalents	594,907
Accounts receivable	313,450
Inventory	32,716
Prepaid	43,591
Property and equipment	36,747
ROU	577,821
Intangible assets	4,479,627
Goodwill	1,811,917
Total assets	7,890,776

Accounts payable	213,212
Deferred revenue	537,674
Lease liabilities	577,821
Deferred income tax liabilities	958,540
Total liabilities	2,287,247

Net assets acquired	5,603,529

Goodwill relates to benefits expected from the acquisition of DC’s business, its assembled workforce as well as anticipated synergies from applying the Company’s educational expertise and transactional capabilities to DC’s existing structure. The transaction is considered a non-taxable business combination and the goodwill is not deductible for tax purposes.

The following is the financial information from Acquisiton date to September 30, 2023 and the comparative pro forma financial information of the acquiree, DC:

	From December 1, 2022 to September 30, 2023	For the year ended September 30, 2022
	US$	US$
Revenue	1,766,100	1,800,362
Net loss	606,686	691,863

There are no material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and loss.